SHARE-BASED COMPENSATION - Narrative (Details) € in Thousands	3 Months Ended			12 Months Ended			24 Months Ended		36 Months Ended
	Mar. 31, 2022 shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2021 EUR (€) shares company	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€) shares company	Dec. 31, 2020 shares	Dec. 31, 2021 EUR (€) shares company
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)		100.00%
Expense from share-based payment transactions with employees | €				€ 11,689	€ 17,401	€ 17,480
Unrecognized compensation expense | €				11,082			€ 11,082		€ 11,082
Share-based compensation expense from commercial agreements with certain suppliers | €				€ 2,206
Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		243,363		193,923,499	193,923,499		193,923,499	193,923,499	193,923,499
Equity Incentive Plan 2016 - 2020, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement				0			0		0
Equity Incentive Plan 2016 - 2020, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		212,243
Equity Incentive Plan 2016 - 2020, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		31,120
Equity Incentive Plan 2019 - 2021, Performance Stock Units And Restricted Stock Units | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period									3 years
PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		80,510	17,572
Vesting percentages (percent)						100.00%		100.00%	100.00%
PSU's, 2019 - 2021 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)	86,331
PSU's, 2019 - 2021 Plan | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				50.00%
Number of companies in industry specific peer group | company				8			8		8
PSU's, 2019 - 2021 Plan | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				30.00%
PSU's, 2019 - 2021 Plan | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				20.00%
PSU's, 2019 - 2021 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)									174,000
RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		32,694		18,892
RSU's, 2019- 2021 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)	75,857
RSU's, 2019- 2021 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)									111,000
Equity Incentive Plan 2020 - 2022, Performance Stock Units And Restricted Stock Units | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period							3 years
PSU's, 2020 - 2022 Plan | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				50.00%
Number of companies in industry specific peer group | company				8			8		8
PSU's, 2020 - 2022 Plan | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				30.00%
PSU's, 2020 - 2022 Plan | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				20.00%
PSU's, 2020 - 2022 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)							60,000
RSU's, 2020 - 2022 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)							48,000
Equity Incentive Plan 2021 - 2023, Performance Stock Units and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period				3 years
Equity Incentive Plan 2021 - 2023, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)				50,000
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				50.00%
Number of companies in industry specific peer group | company				8			8		8
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				30.00%
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of Target Awards that Vest (percent)				20.00%
Equity Incentive Plan 2021 - 2023, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)				41,000